Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Person Transactions
We have relationships and historical and continuing transactions with RMR LLC, RMR Inc. and others related to them. RMR LLC is a subsidiary of RMR Inc. Our Managing Trustee, Adam Portnoy, as the current sole trustee of ABP Trust is the controlling shareholder of RMR Inc. and as the current sole trustee of ABP Trust beneficially owns all the class A membership units of RMR LLC not owned by RMR Inc. Adam Portnoy is the managing director, president and chief executive officer of RMR Inc. and an officer of RMR LLC.  Barry Portnoy was our other Managing Trustee and a director and an officer of RMR Inc. until his death on February 25, 2018. Each of our executive officers is also an officer of RMR LLC. Our Independent Trustees also serve as independent directors or independent trustees of other companies to which RMR LLC or its subsidiaries provide management services. Adam Portnoy serves as a managing director or managing trustee of almost all of the public companies to which RMR LLC or its subsidiaries provide management services. In addition, officers of RMR LLC and RMR Inc. serve as our officers and officers of other companies to which RMR LLC or its subsidiaries provide management services.
Our Manager, RMR LLC. We have two agreements with RMR LLC to provide management services to us: (1) a business management agreement, which relates to our business generally, and (2) a property management agreement, which relates to our property level operations. See Note 6 for further information regarding our management agreements with RMR LLC.
Leases with RMR LLC. We lease office space to RMR LLC in certain of our properties for RMR LLC’s property management offices. Pursuant to our lease agreements with RMR LLC, we recognized rental income from RMR LLC for leased office space of $303, $366 and $341 for the years ended December 31, 2017, 2016 and 2015, respectively. Our office space leases with RMR LLC are terminable by RMR LLC if our management agreements with RMR LLC are terminated.
Share Awards to RMR LLC Employees. We have historically granted share awards to certain RMR LLC employees under our equity compensation plan. During the years ended December 31, 2017, 2016 and 2015, we granted annual share awards of 57,350, 53,400 and 53,100 of our common shares, respectively, to our officers and to other employees of RMR LLC, valued at $1,067, $1,183 and $841, respectively, based upon the closing price of our common shares on the applicable stock exchange on which our common shares were listed on the dates of grant. One fifth of these awards vested on the grant date and one fifth vests on each of the next four anniversaries of the grant date. These awards to RMR LLC employees are in addition to the share awards granted to Adam Portnoy and Barry Portnoy, as our then Managing Trustees, and the fees we paid to RMR LLC. During these periods, we purchased some of our common shares from our trustees and officers and certain other employees of RMR LLC in satisfaction of tax withholding and payment obligations in connection with the vesting of awards of our common shares. See Note 11 for further information regarding these purchases.
Acquisition of Interest in RMR LLC, Our Manager. On June 5, 2015, we and three other RMR managed REITs - Hospitality Properties Trust, SIR and Senior Housing Properties Trust, or collectively, the Other REITs - participated in a transaction, or the Up-C Transaction, by which we and the Other REITs each acquired shares of class A common stock of RMR Inc. The Up-C Transaction was completed pursuant to a transaction agreement among us, RMR LLC, ABP Trust (RMR LLC’s then sole member) and RMR Inc. and similar transaction agreements that each Other REIT entered into with RMR LLC, ABP Trust and RMR Inc. As part of the Up-C Transaction and concurrently with entering into the transaction agreements, on June 5, 2015, among other things:

•	We contributed 700,000 of our common shares and $3,917 in cash to RMR Inc. and RMR Inc. issued 1,541,201 shares of its class A common stock to us.

•	We agreed to distribute approximately half of the shares of class A common stock of RMR Inc. issued to us in the Up-C Transaction to our shareholders as a special distribution.

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We entered into amended and restated business and property management agreements with RMR LLC which, among other things, amended the term, termination and termination fee provisions of those agreements. See Note 6 for further information regarding our management agreements with RMR LLC.

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We entered into a registration rights agreement with RMR Inc. covering the shares of class A common stock of RMR Inc. issued to us in the Up-C Transaction, pursuant to which we received demand and piggyback registration rights, subject to certain limitations.

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We entered into a lock up and registration rights agreement with ABP Trust, Adam Portnoy and Barry Portnoy pursuant to which they agreed not to transfer the 700,000 of our common shares ABP Trust received in the Up-C Transaction for a 10 year period ending on June 5, 2025 and we granted them certain registration rights, subject, in each case, to certain exceptions.

Each Other REIT participated in the Up-C Transaction in a similar manner. After giving effect to the Up-C Transaction, RMR LLC became a subsidiary of RMR Inc. and RMR Inc. became the managing member of RMR LLC.
Pursuant to the transaction agreements for the Up-C Transaction, on December 14, 2015, we distributed 768,032 shares of class A common stock of RMR Inc. to our shareholders as a special distribution, which represented approximately half of the shares of class A common stock of RMR Inc. issued to us in the Up-C Transaction; each Other REIT also distributed approximately half of the shares of class A common stock of RMR Inc. issued to it in the Up-C Transaction to its respective shareholders. As a shareholder of SIR we received 441,056 class A common shares of RMR Inc. included in such shares that SIR distributed to its shareholders. RMR Inc. facilitated these distributions by filing a registration statement with the SEC to register the shares of class A common stock of RMR Inc. being distributed and by listing those shares on Nasdaq. In connection with this distribution, we recognized a non-cash loss of $12,368 in the fourth quarter of 2015 as a result of the closing price of the class A common stock of RMR Inc. being lower than our carrying amount per share on the distribution date. See Notes 2 and 10 for information regarding the fair value of our investment in RMR Inc. as of December 31, 2017.
Through their ownership of class A common stock of RMR Inc., class B-1 common stock of RMR Inc., class B-2 common stock of RMR Inc. and class A membership units of RMR LLC, as of December 31, 2017, our then Managing Trustees, Adam Portnoy and Barry Portnoy, in aggregate held, directly and indirectly (including as trustees of ABP Trust), a 51.9% economic interest in RMR LLC and control 91.4% of the voting power of outstanding capital stock of RMR Inc. We currently hold 1,214,225 shares of class A common stock of RMR Inc., including 441,056 shares of class A common stock of RMR Inc. that SIR distributed to us as a result of our ownership of SIR common shares.
SIR. As of December 31, 2017, we were SIR’s largest shareholder, owning approximately 27.8% of the then outstanding SIR common shares. RMR LLC provides management services to both us and SIR. As described further in Note 16, on September 14, 2018, we and SIR entered into a merger agreement and on October 9, 2018, we completed the sale of the SIR investment. Our Managing Trustee, Adam Portnoy, is also the managing trustee of SIR. One of our Independent Trustees also serves as an independent trustee of SIR and our President and Chief Operating Officer also serves as the president and chief operating officer of SIR.
On February 28, 2015, we entered into a share purchase agreement, or the SIR Purchase Agreement, with Lakewood Capital Partners, LP, or Lakewood, and certain other related persons, or the Lakewood Parties, and, for the purpose of specified sections, SIR, pursuant to which, on March 4, 2015, we acquired from Lakewood 3,418,421 SIR common shares, representing approximately 3.9% of the then outstanding SIR common shares, for $95,203.
On February 28, 2015, our then Managing Trustees, Adam Portnoy and Barry Portnoy, entered into similar separate share purchase agreements with the Lakewood Parties pursuant to which, on March 4, 2015, Adam Portnoy and Barry Portnoy acquired 87,606 and 107,606 SIR common shares, respectively, from Lakewood and, on March 5, 2015, Adam Portnoy and Barry Portnoy each acquired 2,429 SIR common shares from William H. Lenehan, one of the Lakewood Parties.
AIC. We, ABP Trust, SIR and four other companies to which RMR LLC provides management services currently own AIC, an Indiana insurance company, in equal amounts and are parties to a shareholders agreement regarding AIC. All of our Trustees and all of the trustees and directors of the other AIC shareholders currently serve on the board of directors of AIC. RMR LLC provides management and administrative services to AIC pursuant to a management and administrative services agreement with AIC. Pursuant to this agreement, AIC pays to RMR LLC a service fee equal to 3.0% of the total annual net earned premiums payable under then active policies issued or underwritten by AIC or by a vendor or an agent of AIC on its behalf or in furtherance of AIC’s business.
We and the other AIC shareholders participate in a combined property insurance program arranged and insured or reinsured in part by AIC. We paid aggregate annual premiums, including taxes and fees, of $757, $1,032 and $1,277 in connection with this insurance program for the policy years ending June 30, 2018, 2017 and 2016, respectively, which amount for the current policy year ending June 30, 2018 may be adjusted from time to time as we acquire or dispose of properties that are included in this insurance program.
As of December 31, 2017, 2016 and 2015, our investment in AIC had a carrying value of $8,304, $7,235 and $6,946, respectively. These amounts are included in other assets in our consolidated balance sheets. We recognized income of $608, $137 and $20 related to our investment in AIC for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts are presented as equity in earnings of an investee in our consolidated statements of comprehensive income. Our other comprehensive income (loss) includes our proportionate part of unrealized gains (losses) on securities which are owned and held for sale by AIC of $461, $152 and ($20) related to our investment in AIC for the years ended December 31, 2017, 2016 and 2015, respectively.
Directors’ and Officers’ Liability Insurance. We, RMR Inc., RMR LLC and certain other companies to which RMR LLC or its subsidiaries provide management services, including SIR, participate in a combined directors’ and officers’ liability insurance policy. This combined policy expires in September 2019. We paid aggregate premiums of $91, $106 and $316 in 2017, 2016 and 2015, respectively, for these policies.